Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax [Line Items]
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$166,813	$12,389
Total deferred tax asset	166,813	12,389
Valuation allowance	(166,813)	(12,389)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	For the year ended December 31,
	2020	2019
Federal
Current	$38,451	$16,225
Deferred	(154,424)	(12,389)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	154,424	12,389
Income tax provision	$38,451	$16,225

As of December 31, 2020 and 2019, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and the period ended December 31, 2019, the change in the valuation allowance was $154,424 and $12,389, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the year ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(19.2)%	(13.0)%
Transaction costs allocated to warrant liability	0.0%	(8.6)%
Change in valuation allowance	(2.4)%	(2.1)%
Income tax provision	(0.6)%	(2.7)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.

Jasper Therapeutics, Inc. [Member]
Income Tax [Line Items]
INCOME TAX

NOTE 14. INCOME TAXES

During the years ended December 31, 2019 and 2020, the Company did not incur tax expense or benefit as the Company operated with taxable losses and provided a full valuation allowance.

The provision for income taxes differs from the amount computed by applying the federal statutory income tax rate to income before taxes as follows (in thousands):

	Year Ended December 31, 2019	Year Ended December 31, 2020

Federal tax benefit at statutory rate	$(1,047)	$(6,651)
State taxes	(371)	(1,757)
Change in fair value of derivative	(54)	2,284
Non-deductible expenses	123	231
Research and development credits	(17)	(298)
Change in valuation allowance	1,395	6,191
Other	(29)	—
Provision for incomes taxes	$—	$—

Significant components of the Company’s net deferred tax assets (liabilities) as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31, 2019	December 31, 2020
Deferred tax assets:
Accrued expenses and other	$—	$592
Fixed assets	—	—
Intangibles	274	369
Net operating losses	1,104	6,046
Research and development credits	17	315
Stock based compensation	—	179
Lease liability	—	485
Total deferred tax assets	1,395	7,986
Valuation allowance	(1,395)	(7,587)
Total net deferred tax assets	—	399

Deferred tax liabilities:
Right-of-use asset	—	(399)
Total deferred tax liabilities	—	(399)
Net deferred tax assets	$—	$—

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. The Company believes that, based on a number of factors such as the history of operating losses, it is more likely than not that the deferred tax assets will not be fully realized, such that a full valuation allowance has been recorded. The valuation allowance increased by $1.4 million and $6.2 million for the years ended December 31, 2019 and 2020, respectively. The valuation allowance of $7.6 million was recorded as of December 31, 2020.

The following table sets forth the Company’s federal and state net operating loss carryforwards as of December 31, 2020 (amounts in thousands):

	Amount	Expiration Years
Net operating losses, Federal	$20,377	Do not expire
Net operating losses, California	$19,993	2038 – 2040

As of December 31, 2020, the Company had research and development credit carryforwards of approximately $0.24 million and $0.33 million available to reduce future taxable income, if any, for both federal and California state income tax purposes, respectively. The federal research and development credit carryforwards begin expiring in 2039 and California credits carryforward indefinitely.

Utilization of the net operating loss carryforwards and research credit carryforwards may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code, as amended (“IRC”), and similar state provisions. Annual limitations may result in the expiration of the net operating losses and tax credit carryforwards before they are utilized. As of December 31, 2020, the Company has completed an IRC Section 382 analysis from inception through the year ended December 31, 2020. The Company experienced an ownership change on November 21, 2019 related to Series A redeemable convertible preferred stock financing. Any net operating loss generated in excess of the $2.87 million will be permanently limited for California tax purposes. The Company reduced its California net operating loss deferred tax assets balance by the permanently limited amount of $0.6 million. Net federal operating losses are not limited as they can be carried forward indefinitely.

Uncertain Tax Positions

A reconciliation of the beginning and ending balances of the unrecognized tax benefits during the periods ended December 31, 2020 and 2019 is as follows (in thousands):

	Year Ended December 31,
	2019	2020
Balance at beginning of year	$—	$17
Additions based on tax positions related to current year	17	235
Balance at end of year	$17	$252

The Company recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. Related to the unrecognized tax benefits noted above, the Company did not accrue any penalties or interest during tax year 2020. The Company does not expect its unrecognized tax benefit to change materially over the next twelve months.

The Company is subject to examination by the United States federal and state tax authorities for the tax years 2018 and later. State income tax returns are generally subject to examination for a period of four years after filing of the respective return. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period.

On March 27, 2020, the CARES Act was enacted and signed into law and U.S. GAAP requires recognition of the tax effects of new legislation during the reporting period that includes the enactment date. The CARES Act includes changes to the tax provisions that benefits business entities and makes certain technical corrections to the Tax Act. The tax relief measures for businesses include a five-year net operating loss carryback, suspension of annual deduction limitation of 80% of taxable income from net operating losses generated in a tax year beginning after December 31, 2017 through December 31, 2020, changes the deductibility of interest, acceleration of alternative minimum tax credit refunds, payroll tax relief, and a technical correction to allow accelerated deductions for qualified improvement property.

The CARES Act also provides other non-tax benefits to assist those impacted by the pandemic. The Company evaluated the impact of the CARES Act and determined that its adoption did not have a material impact to the income tax provision for the year ended December 31, 2020.

On December 21, 2020, the President of the United States signed into law the “Consolidated Appropriations Act, 2021” which includes further COVID-19 economic relief and extension of certain expiring tax provisions. The relief package includes a tax provision clarifying that businesses with forgiven Paycheck Protection Program loans can deduct regular business expenses that are paid for with the loan proceeds. Additional pandemic relief tax measures include an expansion of the employee retention credit, enhanced charitable contribution deductions and a temporary full deduction for business expenses for food and beverages provided by a restaurant. These benefits do not have a material impact on the current tax provision.